Consolidated statements of profit or loss - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Consolidated statements of profit or loss
Revenue	¥ 11,473,208	¥ 10,085,649	¥ 9,071,659
Cost of sales	(7,030,156)	(7,015,888)	(6,640,973)
Gross profit	4,443,052	3,069,761	2,430,686
Other income	17,935	25,931	52,140
Selling and distribution expenses	(1,716,093)	(1,442,339)	(1,206,782)
General and administrative expenses	(633,613)	(816,225)	(810,829)
Other net (loss)/income	114,106	87,308	(40,407)
(Credit loss)/reversal of credit loss on trade and other receivables	1,072	(28,924)	(20,832)
Impairment loss on non-current assets	(3,448)	(13,485)	(2,941)
Operating profit	2,223,011	882,027	401,035
Finance income	145,225	66,344	40,433
Finance costs	(34,622)	(33,396)	(28,362)
Net finance income	110,603	32,948	12,071
Fair value changes of redeemable shares with other preferential rights			(1,625,287)
Share of loss of an equity-accounted investee, net of tax		(8,162)	(4,011)
(Loss)/profit before taxation	2,333,614	906,813	(1,216,192)
Income tax expense	(551,785)	(267,070)	(213,255)
(Loss)/profit for the year	1,781,829	639,743	(1,429,447)
Attributable to:
Equity shareholders of the Company	1,768,926	638,170	(1,415,010)
Non-controlling interests	12,903	1,573	(14,437)
(Loss)/profit for the year	¥ 1,781,829	¥ 639,743	¥ (1,429,447)
(Loss)/earnings per share
Basic (loss)/earnings per share (RMB)	¥ 1.42	¥ 0.53	¥ (1.18)
Diluted (loss)/earnings per share (RMB)	¥ 1.41	¥ 0.52	¥ (1.18)